ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE DEVELOPING TECHNOLOGIES FUND
Unaudited	September 30, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)
COMMON STOCKS 96.5%
ENERGY 0.9%
Energy Related 0.9%
First Solar (1)	4,100	483
Total Energy		483
HARDWARE 10.7%
Enterprise Hardware 10.7%
Avid Technology (1)	27,000	731
FEI (1)	75,000	2,357
Isilon Systems (1)	40,000	308
National Instruments	15,000	515
Orbotech (1)	17,000	358
Palm (1)	85,000	1,383
Total Hardware		5,652
HEALTH CARE 1.2%
Medical Devices 1.2%
NxStage Medical (1)	15,000	217
ResMed (1)	9,000	386
Total Health Care		603
IT SERVICES 1.3%
IT Services 1.3%
Perot Systems, Class A (1)	40,000	676
Total Information Technology		676
MEDIA 8.5%
Gaming 2.5%
WMS Industries (1)	40,500	1,341
		1,341
Internet 6.0%
CNET Networks (1)	81,500	607
Limelight Networks (1)	35,000	307
LivePerson (1)	120,000	739
Marchex, Class B	47,000	447
Salary.com (1)	35,000	410
The Knot (1)	30,000	638
		3,148

Total Media		4,489
SEMICONDUCTORS 25.5%
Analog Semiconductors 5.3%
Diodes (1)	25,000	802
Intersil Holding, Class A	20,000	669
Semtech (1)	65,000	1,331
		2,802
Digital Semiconductors 16.2%
Conexant Systems (1)	435,000	522
Integrated Device Technology (1)	155,000	2,400
ON Semiconductor (1)	70,000	879
PMC-Sierra (1)	290,000	2,433
Silicon Laboratories (1)	15,000	626
Spansion, Class A (1)	42,000	355
Veeco (1)	10,000	194
Xilinx	42,000	1,098
		8,507
Semiconductor Capital Equipment 4.0%
Cymer (1)	8,000	307
Entegris (1)	39,000	339
Formfactor (1)	15,100	670
Mattson Technology (1)	55,000	476
Standard Microsystems (1)	8,000	307
		2,099

Total Semiconductors		13,408

SOFTWARE 36.9%
Applications Software 20.5%
Ariba (1)	115,000	1,240
Bottomline Technologies (1)	100,000	1,253
Digital River (1)	32,500	1,454
LookSmart (1)	200,000	566
NAVTEQ (1)	9,000	702
Pros Holdings (1)	17,900	216
RightNow Technologies (1)	60,000	965
Sourcefire (1)	75,000	681
Ultimate Software Group (1)	17,000	593
Verint Systems (1)	34,100	887
Visual Sciences (1)	75,000	1,083
Wind River Systems (1)	95,000	1,118
		10,758
Consumer Software 4.4%
Glu Mobile (1)	86,100	781
Take-Two Interactive Software (1)	55,000	939
THQ (1)	23,000	575
		2,295
Enterprise Software 1.5%
DemandTec (1)	18,800	256
Hireright (1)	3,300	34
Sunpower (1)	6,000	497
		787
Infrastructure Software 2.8%
Red Hat (1)	75,000	1,490
		1,490
Systems Software 4.4%
Ansoft (1)	17,000	561
Cogent (1)	48,000	753
Motive (1)	62,100	104
Quest Software (1)	40,000	686
Websense (1)	12,000	237
		2,341
Technical Software 3.3%
Dealertrack (1)	11,000	461
PDF Solutions (1)	60,000	593
Taleo, Class A (1)	13,000	330
Virage Logic (1)	45,000	334
		1,718
Total Software		19,389
TELECOM EQUIPMENT 6.3%
Wireless Equipment 1.0%
Intermec (1)	20,000	522
		522
Wireline Equipment 5.3%
Acme Packet (1)	50,000	771
BigBand Networks (1)	13,900	89
Finisar (1)	390,000	1,092
Juniper Networks (1)	15,000	549
Starent Networks (1)	12,600	266
		2,767
Total Telecom Equipment		3,289
TELECOM SERVICES 5.2%
Wireless - Domestic 4.2%
Crown Castle International (1)	55,000	2,235
		2,235
Wireline 1.0%
Optium (1)	50,000	519
		519
Total Telecom Services		2,754
Total Common Stocks (Cost $47,381)		50,743
SHORT-TERM INVESTMENTS 3.8%
Money Market Funds 3.8%
T. Rowe Price Government Reserve
Investment Fund, 4.41% (2)(3)	2,005,602	2,006
Total Short-Term Investments (Cost $2,006)		2,006
Total Investments in Securities
100.3% of Net Assets (Cost $49,387)		$52,749

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 3.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Developing Technologies Fund
Unaudited	September 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Developing Technologies Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2007, the cost of investments for federal income tax purposes was $49,387,000. Net unrealized gain aggregated $3,362,000 at period-end, of which $8,434,000 related to appreciated investments and $5,072,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended September 30, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $52,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at September 30, 2007, and December 31, 2006, was $2,006,000 and $1,670,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Developing Technologies Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 16, 2007